EQUITY INVESTMENTS (Tables)	12 Months Ended
Dec. 31, 2015
Equity Method Investments and Joint Ventures [Abstract]
Schedule of Equity Investments

(millions of Canadian $)	Ownership Interest at December 31, 2015	Income / (Loss) from Equity Investments			Equity Investments
		year ended December 31			at December 31
		2015	2014	2013	2015	2014

Natural Gas Pipelines
Northern Border[1,2]		85	76	66	664	587
Iroquois	44.5%	51	43	41	238	210
TQM	50.0%	12	12	13	72	73
Other	Various	31	32	25	73	68
Liquids Pipelines
Grand Rapids	50.0%	—	—	—	542	240
Canaport Energy East Marine Terminal	50.0%	—	—	—	16	—
Energy
Bruce Power[3,4]	48.5%	249	314	310	4,200	3,995
ASTC Power Partnership	50.0%	(23)	8	110	21	29
Portlands Energy	50.0%	30	36	31	321	335
Other	Various	5	1	1	67	61
		440	522	597	6,214	5,598

[1]
The results reflect a 50.0 per cent interest in Northern Border as a result of the Company fully consolidating TC PipeLines, LP. At December 31, 2015, TCPL had an ownership interest in TC PipeLines, LP of 28.0 per cent (2014 – 28.3 and 2013 – 28.9 per cent) and its effective ownership of Northern Border, net of non-controlling interests, was 14.0 per cent (2014 – 14.2 and 2013 – 14.5 per cent).

[2]
At December 31, 2015, the difference between the carrying value of the investment and the underlying equity in the net assets of Northern Border Pipeline Company is US$117 million (2014 – US$117 million) due to the fair value assessment of assets at the time of acquisition.

[3]
As a result of TCPL's increased ownership in Bruce Power L.P. (Bruce B) and the merger of Bruce Power A L.P. (Bruce A) and Bruce B (to form Bruce Power) in December 2015, TCPL has an ownership interest in Bruce Power of 48.5 per cent. Prior to the acquisition and merger, TCPL applied equity accounting to its 48.9 per cent ownership interest in Bruce A and 31.6 per cent ownership interest in Bruce B. TCPL continues to apply equity accounting to Bruce Power. Refer to Note 25 for further information.

[4]
At December 31, 2015, the difference between the carrying value of the investment and the underlying equity in the net assets of Bruce Power is $973 million (2014 – $776 million) due to the fair value assessment of assets at the time of acquisitions.

Summary of Financial Information of Equity Investments

year ended December 31	2015	2014	2013
(millions of Canadian $)

Income
Revenues	4,337	4,814	4,989
Operating and other expenses	(3,254)	(3,489)	(3,536)
Net income	1,046	1,264	1,390
Net income attributable to TCPL	440	522	597

at December 31	2015	2014
(millions of Canadian $)

Balance Sheet
Current assets	1,530	1,412
Non-current assets	13,190	12,260
Current liabilities	(1,370)	(1,067)
Non-current liabilities	(3,116)	(3,255)